Subsidiaries - Summary of Details Of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Kookmin Bank
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Credit card and installment financing
KB Life Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd. 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Financial Leasing
KB Real Estate Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Real estate trust management
KB Savings Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Savings banking
KB Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Capital investment
KB Data System Co Ltd
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Software advisory, development, and supply
KB PRASAC BANK PLC
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB PRASAC Bank Plc. 3
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2024
Industry	Banking and foreign exchange transaction
Kookmin Bank China Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	Kookmin Bank (China) Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2024
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2024
Industry	Microfinance services
PT Bank Syariah Bukopin
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bank Syariah Bukopin
Ownership interests(%)	95.92%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Banking and foreign exchange transaction
PT Bukopin Finance
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bukopin Finance
Ownership interests(%)	99.24%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Micro finance services
KB Bank Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Bank Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2024
Industry	Micro finance services
PT Bank KB Bukopin, TbK.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank, KB Kookmin Card Co., Ltd., KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Capital Co., Ltd.
Investee	PT Bank KB Bukopin, Tbk.
Ownership interests(%)	67.57%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Banking and foreign exchange transaction
KBFG Securities America Inc.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2024
Industry	Investment advisory and securities trading
KB Securities Hong Kong Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2024
Industry	Investment advisory and securities trading
KB Securities Vietnam Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Vietnam Joint Stock Company
Ownership interests(%)	99.81%
Location	Vietnam
Date of financial statements	Dec. 31, 2024
Industry	Investment advisory and securities trading
KB FINA Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB FINA Joint Stock Company
Ownership interests(%)	100.00%
Location	Vietnam
Date of financial statements	Dec. 31, 2024
Industry	Investment advisory and securities trading
PT KB VALBURY SEKURITAS
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	PT KB VALBURY SEKURITAS
Ownership interests(%)	65.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Investment advisory and securities trading
Leading Insurance Services, Inc.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2024
Industry	Management service
KBFG Insurance(China) Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KBFG Insurance(China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2024
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Non-life insurance
KB Claims Survey & Adjusting
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Claim service
KB Sonbo CNS
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Management service
KB Healthcare Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Healthcare Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Information and communication
KB Life Partners Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Life Insurance Co., Ltd.
Investee	KB Life Partners Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Insurance agent
KB Golden Life Care Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Life Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Service
KB Credit Information Co Ltd
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Collection of receivables or credit investigation
KB Daehan Specialized Bank Plc.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB DAEHAN SPECIALIZED BANK PLC. 4
Ownership interests(%)	97.50%
Location	Cambodia
Date of financial statements	Dec. 31, 2024
Industry	Specialized Credit Finance
PT. KB Finansia Multi Finance
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	PT. KB Finansia Multi Finance
Ownership interests(%)	80.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Specialized Credit Finance
KB J Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB J Capital Co., Ltd.
Ownership interests(%)	77.40%
Location	Thailand
Date of financial statements	Dec. 31, 2024
Industry	Specialized Credit Finance
PT Sunindo Kookmin Best Finance
Disclosure of subsidiaries [line items]
Investor	KB Capital Co., Ltd.
Investee	PT Sunindo Kookmin Best Finance
Ownership interests(%)	85.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Auto Installment finance
KB KOLAO Leasing Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd. KB Capital Co., Ltd.
Investee	KB KOLAO Leasing Co., Ltd.
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2024
Industry	Auto Installment finance
PT KB Data Systems Indonesia
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank, KB Data System Co., Ltd.
Investee	PT KB Data Systems Indonesia
Ownership interests(%)	100.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Service
KBAM Shanghai Advisory Services Co.,Ltd
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	KBAM Shanghai Advisory Services Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2024
Industry	General advisory
KB Asset Management Singapore PTE. LTD.
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Asset Management Singapore PTE. LTD.
Ownership interests(%)	100.00%
Location	Singapore
Date of financial statements	Dec. 31, 2024
Industry	Collective investment
KB FUND PARTNERS Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB FUND PARTNERS Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	Other unclassified financial services
KB Fintech Inc. [Member]
Disclosure of subsidiaries [line items]
Investor	KB Capital Co., Ltd.
Investee	KB Fintech Inc. 5
Ownership interests(%)	95.95%
Location	Korea
Date of financial statements	Dec. 31, 2024
Industry	E-commerce
PT KB Valbury Asset Management [Member]
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	PT KB Valbury Asset Management 2
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2024
Industry	Collective investment